Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets and liabilities [Abstract]
Fair Values of Financial Instruments Carried at Amortised Cost

										Group
				2020					2019
			Fair value		Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	214,730	214,730	212,178	—	—	212,007	212,007	207,498
Loans and advances to banks	—	2,004	—	2,004	2,004	—	2,039	539	2,578	2,583
Reverse repurchase agreements - non trading	—	19,382	226	19,608	19,599	—	23,634	—	23,634	23,636
Other financial assets at amortised cost	799	393	—	1,192	1,163	6,575	535	—	7,110	7,056
	799	21,779	214,956	237,534	234,944	6,575	26,208	212,546	245,329	240,773
Liabilities
Deposits by customers	—	109	193,102	193,211	193,088	—	96	179,040	179,136	179,006
Deposits by banks	—	20,966	16	20,982	20,973	—	13,962	407	14,369	14,359
Repurchase agreements - non trading	—	15,847	—	15,847	15,848	—	18,292	—	18,292	18,286
Debt securities in issue	—	43,500	1,430	44,930	43,679	—	51,736	—	51,736	50,171
Subordinated liabilities	—	2,830	239	3,069	2,556	—	4,220	—	4,220	3,528
	—	83,252	194,787	278,039	276,144	—	88,306	179,447	267,753	265,350

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2020 and 31 December 2019, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2020				2019
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	2,455	2	2,457	—	2,319	6	2,325	A
	Interest rate contracts	—	2,604	14	2,618	—	1,951	9	1,960	A & C
	Equity and credit contracts	—	71	59	130	—	223	69	292	B & D
	Netting	—	(1,754)	—	(1,754)	—	(1,214)	—	(1,214)
		—	3,376	75	3,451	—	3,279	84	3,363
Other financial assets at FVTPL	Loans and advances to customers	—	493	99	592	—	448	92	540	A
	Debt securities	—	3	109	112	2	2	294	298	A, B & D
	Equity securities	83	—	47	130	16	—	119	135	B
	Reverse repurchase agreements – non trading									A
		83	496	255	834	18	450	505	973
Financial assets at FVOCI	Debt securities	8,501	428	—	8,929	9,209	482	—	9,691	D
	Loans and advances to customers	—	—	21	21	—	—	56	56	D
		8,501	428	21	8,950	9,209	482	56	9,747
Total assets at fair value		8,584	4,300	351	13,235	9,227	4,211	645	14,083

Liabilities
Derivative financial instruments	Exchange rate contracts	—	846	—	846	—	659	4	663	A
	Interest rate contracts	—	2,742	3	2,745	—	2,087	2	2,089	A & C
	Equity and credit contracts	—	54	29	83	—	142	29	171	B & D
	Netting	—	(1,754)	—	(1,754)	—	(1,214)	—	(1,214)
		—	1,888	32	1,920	—	1,674	35	1,709
Other financial liabilities at FVTPL	Debt securities in issue	—	1,051	6	1,057	—	1,099	6	1,105	A
	Structured deposits	—	375	—	375	—	406	29	435	A
	Repurchase agreements – non trading									A
	Collateral and associated financial guarantees	—	—	2	2	—	147	26	173	D
		—	1,426	8	1,434	—	1,652	61	1,713
Total liabilities at fair value		—	3,314	40	3,354	—	3,326	96	3,422

Summary of Fair Value Adjustment
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied. The magnitude and types of fair value adjustment are listed in the following table:

	2020	2019
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(8)	(12)
- Uncertainty	45	37
- Credit risk adjustment	11	6
- Funding fair value adjustment	3	6
	51	37
Model-related	—	—
Day One profit	—	—
	51	37

Disclosure Of Analysis Of Financial Instruments Valued Using Internal Models Based On Information Other Than Market Data
The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)

			2020	2019	2020	2019	2018
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	51	52	3	2	30
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	56	51	6	—	8
3. FVTPL assets	Loans and advances to customers	Other loans	43	41	3	1	2
4. FVTPL assets	Debt securities	Reversionary property securities	107	120	6	(17)	(28)
5. FVTPL assets	Equity securities	Unlisted equity shares	47	119	12	42	19
6. FVTPL assets	Debt securities	Credit linked notes	2	174	(16)	7	13
7. FVOCI assets	Loans and advances to customers	Other loans	21	56	(4)	(2)	(5)
8. Derivative liabilities	Equity contracts	Property options and forwards	(29)	(26)	(3)	—	—
9. FVTPL liabilities	Financial guarantees	Credit protection guarantee	(2)	(26)	16	(7)	(13)
			296	561	23	26	26
Other Level 3 assets			24	32	7	15	(2)
Other Level 3 liabilities			(9)	(44)	(3)	(7)	1
Total net assets			311	549	—	—	—
Total income/(expense)					27	34	25

Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in 2020 and 2019:

	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	84	505	56	645	(35)	(61)	(96)
Total (losses)/gains recognised:
- Fair value movements	10	11	(4)	17	(7)	17	10
- Foreign exchange and other movements	—	(9)	—	(9)	—	8	8
Transfers in	1	1	—	2	—	—	—
Transfers out	—	(81)	—	(81)	—	28	28
Netting(1)	—	(42)	—	(42)	—	—	—
Additions	9	—	—	9	—	(2)	(2)
Sales	—	(19)	(19)	(38)	—	—	—
Settlements	(29)	(111)	(12)	(152)	10	2	12
At 31 December 2020	75	255	21	351	(32)	(8)	(40)

(Losses)/gains recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	10	2	(4)	8	(7)	25	18

At 1 January 2019	115	1,055	73	1,243	(70)	(49)	(119)
Total gains/(losses) recognised:
- Fair value movements	17	33	(2)	48	(8)	(6)	(14)
- Foreign exchange and other movements	—	4	—	4	—	(6)	(6)
Transfers in	—	11	—	11	—	—	—
Netting(1)	—	(430)	—	(430)	—	—	—
Additions	2	188	—	190	—	(3)	(3)
Sales	—	—	—	—	—	—	—
Settlements	(50)	(356)	(15)	(421)	43	3	46
At 31 December 2019	84	505	56	645	(35)	(61)	(96)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	17	37	(2)	52	(8)	(12)	(20)
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19.

Effects Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives Level Three

		Significant unobservable input				Sensitivity
			Assumption value			Favourable changes	Unfavourable changes
	Fair value		Range(1)	Weighted average	Shift
2020	£m	Assumption description				£m	£m
1. Derivative assets – Equity and credit contracts:	51	HPI Forward growth rate	0% - 5%	2.57%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	445	10%	7	(7)
2. FVTPL – Loans and advances to customers:	56	HPI Forward growth rate	0% - 5%	2.69%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	43	Credit spreads	0.07% - 1.55%	0.44%	0.2%	—	—
– Other loans
4. FVTPL – Debt securities:	107	HPI Forward growth rate	0% - 5%	2.57%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	445	10%	5	(5)
5. FVTPL - Equity securities:	47	Contingent litigation risk	0% - 100%	49%	20%	8	(8)
– Unlisted equity shares
7. FVOCI - Loans and advances to customers:	21	Credit spreads	0.15% - 0.53%	0.32%	20%	—	—
– Other loans
8. Derivative liabilities – Equity contracts:	(29)	HPI Forward growth rate	0% - 5%	2.42%	1%	2	(2)
– Property-related options and forwards		HPI Spot rate(2)	n/a	433	10%	3	(3)

2019
1. Derivative assets – Equity and credit contracts:	52	HPI Forward growth rate	0% - 5%	2.57%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	802	10%	7	(7)
2. FVTPL – Loans and advances to customers:	51	HPI Forward growth rate	0% - 5%	2.69%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	41	Credit spreads	0% - 1%	0.35%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	120	HPI Forward growth rate	0% - 5%	2.57%	1%	—	—
– Reversionary property securities		HPI Spot rate(2)	n/a	802	10%	6	(6)
5. FVTPL - Equity securities:	119	Contingent litigation risk	0% - 100%	20%	20%	6	(6)
– Unlisted equity shares
7. FVOCI - Loans and advances to customers:	56	Credit spreads	0% - 1%	0.51%	20%	—	—
– Other loans
8. Derivative liabilities – Equity contracts:	(26)	HPI Forward growth rate	0% - 5%	2.44%	1%	2	(2)
–Property-related options and forwards		HPI Spot rate(2)	n/a	758	10%	3	(3)
(1)The range of actual assumption values used to calculate the weighted average disclosure.
(2)The HPI spot rate in the weighted average column represents the HPI spot rate index level at 31 December 2020 and 2019.

Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments
i) Maturities of financial liabilities and off-balance sheet commitments
The table below analyses the maturities of the undiscounted cash flows relating to financial liabilities and off-balance sheet commitments of Santander UK based on the remaining period to the contractual maturity date at the balance sheet date. Deposits by customers largely consist of retail deposits. This table is not intended to show the liquidity of Santander UK.

	Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2020	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	320	134	584	950	1,988
Other financial liabilities at fair value through profit or loss	—	1	107	570	759	1,437
Deposits by customers	179,499	4,251	5,994	2,767	682	193,193
Deposits by banks	2,426	1,894	2,535	14,044	207	21,106
Repurchase agreements – non trading	—	15,350	500	—	—	15,850
Debt securities in issue	—	5,759	11,042	19,269	8,921	44,991
Subordinated liabilities	—	30	92	1,221	2,718	4,061
Lease liabilities	—	—	18	57	37	112
Total financial liabilities	181,925	27,605	20,422	38,512	14,274	282,738
Off-balance sheet commitments given	21,055	4,493	4,983	11,493	1,146	43,170

2019
Financial liabilities
Derivative financial instruments	9	250	294	424	796	1,773
Other financial liabilities at fair value through profit or loss	1	6	203	617	969	1,796
Deposits by customers	162,774	3,851	7,931	3,563	1,101	179,220
Deposits by banks	2,717	487	4,765	6,339	220	14,528
Repurchase agreements – non trading	6	15,878	1,578	846	—	18,308
Debt securities in issue	—	7,211	9,815	24,676	10,989	52,691
Subordinated liabilities	—	239	131	1,539	3,961	5,870
Lease liabilities	—	—	46	59	52	157
Total financial liabilities	165,507	27,922	24,763	38,063	18,088	274,343
Off-balance sheet commitments given(1)	20,171	2,927	5,742	11,490	1,277	41,608